DERIVATIVE LIABILITY (Details) - USD ($)	Aug. 31, 2024	May 31, 2024
Offsetting Assets [Line Items]
Face Value	$ 599,738	$ 599,738
Derivative Liability	243,346	206,113
Convertible Note 1 [Member]
Offsetting Assets [Line Items]
Face Value	40,000	40,000
Derivative Liability	40,000	40,000
Convertible Note 2 [Member]
Offsetting Assets [Line Items]
Face Value	29,000	29,000
Derivative Liability	43,500	43,500
Convertible Note 3 [Member]
Offsetting Assets [Line Items]
Face Value	21,500	21,500
Derivative Liability	32,250	32,250
Convertible Note 4 [Member]
Offsetting Assets [Line Items]
Face Value	35,000	35,000
Derivative Liability	35,000	35,000
Convertible Note 5 [Member]
Offsetting Assets [Line Items]
Face Value	8,506	8,506
Derivative Liability	8,506	8,506
Convertible Note 6 [Member]
Offsetting Assets [Line Items]
Face Value	154,764	154,764
Derivative Liability	16,595	7,040
Convertible Note 7 [Member]
Offsetting Assets [Line Items]
Face Value	152,369	152,369
Derivative Liability	9,957	4,224
Convertible Note 8 [Member]
Offsetting Assets [Line Items]
Face Value	14,000	14,000
Derivative Liability	7,538	7,538
Convertible Note 9 [Member]
Offsetting Assets [Line Items]
Face Value	12,649	12,649
Derivative Liability	8,297	3,520
Convertible Note 10 [Member]
Offsetting Assets [Line Items]
Face Value	76,375	76,375
Derivative Liability	16,594	7,040
Convertible Note 11 [Member]
Offsetting Assets [Line Items]
Face Value	21,520	21,520
Derivative Liability	6,140	5,209
Convertible Note 12 [Member]
Offsetting Assets [Line Items]
Face Value	3,500	3,500
Derivative Liability	4,200	5,880
Convertible Note 13 [Member]
Offsetting Assets [Line Items]
Face Value	30,555	30,555
Derivative Liability	$ 14,769	$ 6,406